Financial Instruments (Details) - Schedule of currency risk affect net income - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Financial Instruments (Details) - Schedule of currency risk affect net income [Line Items]
Financial assets	$ 1,354,902	$ 11,364,461
Financial liabilities	1,619,261	333,405
United States Dollars [Member]
Financial Instruments (Details) - Schedule of currency risk affect net income [Line Items]
Financial assets	468,714	11,079,194
Bolivianos [Member]
Financial Instruments (Details) - Schedule of currency risk affect net income [Line Items]
Financial assets	886,188	285,267
Financial liabilities	$ 1,619,261	$ 333,405